Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Earnings (Loss) Per Share
23)	EARNINGS (LOSS) PER SHARE
Basic earnings (loss) per share is calculated by dividing net income attributable to ordinary equity holders of the Parent Company (the numerator) by the weighted average number of shares outstanding (the denominator) during the period. Shares that would be issued depending only on the passage of time should be included in the determination of the basic weighted average number of shares outstanding. Diluted earnings (loss) per share should reflect in both the numerator and denominator the assumption that convertible instruments are converted, that options or warrants are exercised, or that ordinary shares are issued upon the satisfaction of specified conditions, to the extent that such assumption would lead to a reduction in basic earnings per share or an increase in basic loss per share. Otherwise, the effects of potential shares are not considered because they generate anti-dilution.
The amounts considered for calculations of earnings (loss) per share in 2023, 2022 and 2021 were as follows:

		2023	2022	2021

Denominator (thousands of shares)
Weighted-average number of shares outstanding – basic		43,510,758	43,554,921	44,123,654
Effect of dilutive instruments – share-based compensation (note 22) 1		599,229	793,322	729,292

Weighted-average number of shares – diluted		44,109,987	44,348,243	44,852,946

Numerator
Net income from continuing operations	$	199	561	817
Less: non-controlling interest net income		17	27	25

Controlling interest net income from continuing operations	$	182	534	792

Net income (loss) from discontinued operations	$	–	324	(39)

Controlling interest basic earnings (loss) per share
Controlling interest basic earnings per share	$	0.0042	0.0197	0.0171
Controlling interest basic earnings per share from continuing operations		0.0042	0.0123	0.0180
Controlling interest basic earnings (loss) per share from discontinued operations		–	0.0074	(0.0009)

Controlling interest diluted earnings (loss) per share
Controlling interest diluted earnings per share	$	0.0041	0.0193	0.0168
Controlling interest diluted earnings per share from continuing operations		0.0041	0.0120	0.0177
Controlling interest diluted earnings (loss) per share from discontinued operations		–	0.0073	(0.0009)

1	Number of the Parent Company’s shares to be potentially issued under the Share- Based Compensation Programs to be delivered to the executives equivalent to 199.7 million CPOs or 19.97 million ADSs.